Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTEGRATED EQUITY FUNDS, INC.
Entity Central Index Key	0001038469
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000166439
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Small-Mid Cap Core Equity Fund
Class Name	Investor Class
Trading Symbol	TQSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Integrated U.S. Small-Mid Cap Core Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Mid Cap Core Equity Fund - Investor Class	$48	0.87%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.87%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 1,929,990,000
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	39.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,929,990
Number of Portfolio Holdings	372

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	39.3%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials & Business Services	22.0%
Financials	16.6
Health Care	16.1
Information Technology	16.0
Consumer Discretionary	9.1
Real Estate	6.2
Materials	4.9
Energy	4.3
Utilities	2.4
Other	2.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
MKS	1.0%
Axis Capital Holdings	0.8
Acuity	0.8
Textron	0.8
Toll Brothers	0.8
Teledyne Technologies	0.8
nVent Electric	0.8
Permian Resources	0.7
Rambus	0.7
Tenet Healthcare	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166440
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Small-Mid Cap Core Equity Fund
Class Name	Advisor Class
Trading Symbol	TQSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Integrated U.S. Small-Mid Cap Core Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Mid Cap Core Equity Fund - Advisor Class	$62	1.14%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.14%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 1,929,990,000
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	39.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,929,990
Number of Portfolio Holdings	372

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	39.3%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials & Business Services	22.0%
Financials	16.6
Health Care	16.1
Information Technology	16.0
Consumer Discretionary	9.1
Real Estate	6.2
Materials	4.9
Energy	4.3
Utilities	2.4
Other	2.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
MKS	1.0%
Axis Capital Holdings	0.8
Acuity	0.8
Textron	0.8
Toll Brothers	0.8
Teledyne Technologies	0.8
nVent Electric	0.8
Permian Resources	0.7
Rambus	0.7
Tenet Healthcare	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166441
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Small-Mid Cap Core Equity Fund
Class Name	I Class
Trading Symbol	TQSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Integrated U.S. Small-Mid Cap Core Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	$37	0.68%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 1,929,990,000
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	39.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,929,990
Number of Portfolio Holdings	372

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	39.3%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials & Business Services	22.0%
Financials	16.6
Health Care	16.1
Information Technology	16.0
Consumer Discretionary	9.1
Real Estate	6.2
Materials	4.9
Energy	4.3
Utilities	2.4
Other	2.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
MKS	1.0%
Axis Capital Holdings	0.8
Acuity	0.8
Textron	0.8
Toll Brothers	0.8
Teledyne Technologies	0.8
nVent Electric	0.8
Permian Resources	0.7
Rambus	0.7
Tenet Healthcare	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless